11. FINANCIAL INSTRUMENTS: Schedule of financial assets measured at fair value by level (Tables)	12 Months Ended
Dec. 31, 2018
Tables/Schedules
Schedule of financial assets measured at fair value by level

As at December 31, 2018	Level 1	Level 2	Level 3	Total
Assets:
Cash	$106,288	$-	$-	$106,288
Restricted cash	-	-	-	-
	$106,288	$-	$-	$106,288

As at December 31, 2017	Level 1	Level 2	Level 3	Total
Assets:
Cash	$182,794	$-	$-	$182,794
Restricted cash	167,910	-	-	167,910
	$350,704	$-	$-	$350,704